As filed with the Securities and Exchange Commission on September 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 46.98%
Finance & Insurance - 3.12%
ACE Ltd. (b)	5,580	$373,748
The Charles Schwab Corp.	18,046	269,427
Visa Inc.	3,755	321,203
		964,378
Information - 5.74%
American Tower Corp. (a)	12,220	641,917
Baidu, Inc. - ADR (a)(b)	2,570	403,670
Google Inc. (a)	1,211	731,069
		1,776,656
Manufacturing - 20.39%
Allergan, Inc.	6,060	492,739
Apple Inc. (a)	2,675	1,044,534
ARM Holdings PLC - ADR (b)	10,430	300,280
FMC Technologies, Inc. (a)	9,760	445,056
Intuitive Surgical, Inc. (a)	923	369,708
Life Technologies Corp. (a)	9,470	426,434
Mead Johnson Nutrition Co.	6,150	438,925
Praxair, Inc.	4,650	481,926
Precision Castparts Corp.	2,555	412,326
QUALCOMM Inc.	14,722	806,471
Rockwell Automation, Inc.	4,730	339,425
Teva Pharmaceutical Industries Ltd. - ADR (b)	6,448	300,735
Varian Medical Systems, Inc. (a)	7,120	446,851
		6,305,410
Mining - 5.47%
Occidental Petroleum Corp.	5,140	504,645
Oceaneering International, Inc.	8,520	368,064
Schlumberger Limited (b)	6,780	612,709
Silver Wheaton Corp. (b)	5,680	204,934
		1,690,352
Professional, Scientific & Technical Services - 6.49%
Cerner Corp. (a)	9,220	613,038
Cognizant Technology Solutions Corp. (a)	6,320	441,578
priceline.com, Inc. (a)	835	448,938
Salesforce.com, Inc. (a)	3,490	505,038
		2,008,592
Retail Trade - 2.52%
Amazon.com, Inc. (a)	2,124	472,632
Costco Wholesale Corp.	3,910	305,957
		778,589
Transportation & Warehousing - 3.25%
C.H. Robinson Worldwide, Inc.	8,995	650,428
Expeditors International of Washington, Inc.	7,432	354,655
		1,005,083
TOTAL COMMON STOCKS (Cost $12,838,667)		14,529,060

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 51.88%
Vanguard Growth ETF	249,594	$16,041,406
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,783,532)		16,041,406

SHORT-TERM INVESTMENTS - 1.65%
Investment Companies - 1.65%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.12% (c)	402,540	402,540
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (c)	108,694	108,694
TOTAL SHORT-TERM INVESTMENTS (Cost $511,234)		511,234
Total Investments (Cost $26,133,433) - 100.51%		31,081,700
Liabilities in Excess of Other Assets - (0.51%)		(158,032)
TOTAL NET ASSETS - 100.00%		$30,923,668

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Cost of investments	$26,260,612
	Gross unrealized appreciation	5,282,055
	Gross unrealized depreciation	(460,967)
	Net unrealized depreciation	$4,821,088

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	964,378	—	—	964,378
Information	1,776,656	—	—	1,776,656
Manufacturing	6,305,410	—	—	6,305,410
Mining	1,690,352	—	—	1,690,352
Professional, Scientific & Technical Services	2,008,592	—	—	2,008,592
Retail Trade	778,589	—	—	778,589
Transportation & Warehousing	1,005,083	—	—	1,005,083
Total Common Stocks	14,529,060	—	—	14,529,060
Exchange-Traded Funds	16,041,406	—	—	16,041,406
Short-Term Investments	511,234	—	—	511,234
Total Investments	$31,081,700	—	—	$31,081,700

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

ActivePassive Large Cap Value Fund
Schedule of Investments
July 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 29.23%
Finance & Insurance - 5.07%
The Allstate Corp.	3,750	$103,950
American Express Co.	3,440	172,138
Bank of New York Mellon Corp.	5,870	147,396
Humana Inc. (a)	3,086	230,154
JPMorgan Chase & Co.	5,385	217,823
Legg Mason, Inc.	3,063	90,113
Wells Fargo & Co.	9,578	267,609
		1,229,183
Health Care & Social Assistance - 0.86%
Laboratory Corp. of America Holdings (a)	1,417	128,607
Quest Diagnostics, Inc.	1,461	78,909
		207,516
Information - 2.88%
AT&T, Inc.	8,056	235,719
Microsoft Corp.	7,273	199,280
Oracle Corp.	4,141	126,632
Time Warner Cable, Inc.	1,856	136,063
		697,694
Management of Companies & Enterprised - 0.59%
The Goldman Sachs Group, Inc.	1,054	142,258

Manufacturing - 11.55%
Baxter International, Inc.	3,540	205,922
Chevron Corp.	2,953	307,171
ConocoPhillips	2,815	202,652
Dover Corp.	3,438	207,896
Emerson Electric Co.	2,720	133,525
Fortune Brands, Inc.	2,086	125,598
General Electric Co.	16,657	298,327
Honeywell International, Inc.	2,964	157,388
Intel Corp.	9,431	210,594
Marathon Petroleum Corp. (a)	2,367	103,651
Philip Morris International Inc.	1,729	123,053
The Procter & Gamble Co.	3,451	212,202
SanDisk Corp. (a)	2,835	120,573
United Technologies Corp.	2,283	189,124
Watson Pharmaceuticals, Inc. (a)	3,000	201,390
		2,799,066
Mining - 3.24%
Apache Corp.	2,235	276,514
Freeport-McMoRan Copper & Gold, Inc.	4,296	227,516
Hess Corp.	1,731	118,677
Transocean Ltd. (b)	2,637	162,334
		785,041

		Fair
	Shares	Value
Professional, Scientific & Technical Services - 0.42%
Covance, Inc. (a)	1,793	$102,649

Retail Trade - 2.42%
Best Buy Co., Inc.	4,842	133,639
eBay Inc. (a)	3,853	126,186
Kohl's Corp.	2,325	127,201
Wal-Mart Stores, Inc.	3,771	198,769
		585,795
Utilities - 1.36%
NextEra Energy, Inc.	2,776	153,374
Public Service Enterprise Group, Inc.	5,378	176,129
		329,503
Wholesale Trade - 0.84%
AmerisourceBergen Corp.	5,305	203,235
TOTAL COMMON STOCKS (Cost $5,668,386)		7,081,940

CLOSED-END FUNDS - 0.17%
John Hancock Bank and Thrift Opportunity Fund	2,681	42,092
TOTAL CLOSED-END FUNDS (Cost $36,473)		42,092

EXCHANGE-TRADED FUNDS - 70.28%
Vanguard Value ETF	314,713	17,029,120
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,608,126)		17,029,120

SHORT-TERM INVESTMENTS - 0.96%
Investment Companies - 0.96%
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (c)	232,501	232,501
TOTAL SHORT-TERM INVESTMENTS (Cost $232,501)		232,501
Total Investments (Cost $21,545,486) - 100.64%		24,385,653
Liabilities in Excess of Other Assets - (0.64%)		(155,278)
TOTAL NET ASSETS - 100.00%		$24,230,375

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Cost of investments	$21,776,293
	Gross unrealized appreciation	3,278,120
	Gross unrealized depreciation	(668,760)
	Net unrealized depreciation	$2,609,360

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	1,229,183	—	—	1,229,183
Health Care & Social Assistance	207,516	—	—	207,516
Information	697,694	—	—	697,694
Management of Companies & Enterprised	142,258	—	—	142,258
Manufacturing	2,799,066	—	—	2,799,066
Mining	785,041	—	—	785,041
Professional, Scientific & Technical Services	102,649	—	—	102,649
Retail Trade	585,795	—	—	585,795
Utilities	329,503	—	—	329,503
Wholesale Trade	203,235	—	—	203,235
Total Common Stocks	7,081,940	—	—	7,081,940
Closed-End Funds	42,092	—	—	42,092
Exchange-Traded Funds	17,029,120	—	—	17,029,120
Short-Term Investments	232,501	—	—	232,501
Total Investments	$24,385,653	—	—	$24,385,653

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

ActivePassive Small/Mid Cap Fund
Schedule of Investments
July 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 52.30%
Accommodation & Food Services - 1.72%
BJ's Restaurants Inc. (a)	4,624	$214,415
Buffalo Wild Wings Inc. (a)	1,380	87,671
Dunkin' Brands Group Inc. (a)	110	3,182
Orient-Express Hotels Ltd. (a)(b)	10,269	101,560
		406,828
Administrative Support, Waste Management & Remediation Services - 1.63%
The Geo Group Inc. (a)	9,484	197,267
Waste Connections, Inc.	5,810	187,314
		384,581
Arts, Entertainment & Recreation - 1.18%
Bally Technologies Inc. (a)	4,537	178,894
Pinnacle Entertainment, Inc. (a)	6,954	100,346
		279,240
Finance & Insurance - 4.01%
Cash America International, Inc.	5,577	312,089
Catalyst Health Solutions, Inc. (a)	3,006	196,983
Centene Corp. (a)	4,984	163,525
Duff & Phelps Corp.	4,370	49,774
EZCORP, Inc. (a)	970	32,282
optionsXpress Holdings Inc.	3,623	54,707
Stifel Financial Corp. (a)	1,870	70,985
UMB Financial Corp.	1,570	65,155
		945,500
Health Care & Social Assistance - 0.27%
Air Methods Corp. (a)	903	63,300

Information - 5.54%
ANSYS, Inc. (a)	2,471	125,033
Compuware Corp. (a)	16,205	156,540
Fortinet Inc. (a)	8,495	172,618
Informatica Corp. (a)	3,259	166,633
Medidata Solutions, Inc. (a)	2,568	52,464
Pandora Media Inc. (a)	659	9,944
Progress Software Corp. (a)	4,798	115,632
QLIK Technologies Inc. (a)	5,152	156,157
Riverbed Technology, Inc. (a)	3,076	88,066
SuccessFactors, Inc. (a)	4,150	112,050
TIBCO Software Inc. (a)	5,835	151,943
		1,307,080

		Fair
	Shares	Value
Manufacturing - 23.18%
3D Systems Corp. (a)	2,945	$63,053
ArthroCare Corp. (a)	5,635	186,237
BioMarin Pharmaceutical Inc. (a)	4,346	135,726
Bruker Corp. (a)	5,142	88,545
Cepheid, Inc. (a)	3,687	139,221
Coherent, Inc. (a)	3,752	180,209
Cymer, Inc. (a)	1,296	57,063
Delcath Systems Inc. (a)	5,016	22,321
DTS, Inc. (a)	5,449	189,189
Gentex Corp.	927	26,271
GrafTech International Ltd. (a)	13,456	259,163
Huntsman Corp.	10,265	196,062
Intrepid Potash, Inc. (a)	3,651	121,396
Lufkin Industries, Inc.	5,504	448,466
Meritor, Inc. (a)	9,383	126,671
Netlogic Microsystems Inc. (a)	4,529	156,477
Northwest Pipe Co. (a)	3,688	110,824
OYO Geospace Corp. (a)	1,980	200,831
Quaker Chemical Corp.	2,603	105,526
Regal-Beloit Corp.	2,058	124,777
Regeneron Pharmaceuticals, Inc. (a)	916	48,603
RTI International Metals, Inc. (a)	6,625	212,464
Salix Pharmaceuticals, Ltd. (a)	3,266	126,656
Seattle Genetics, Inc. (a)	4,915	83,703
Shuffle Master, Inc. (a)	19,589	182,570
Sirona Dental Systems, Inc. (a)	3,380	170,960
Skullcandy Inc. (a)	2,871	55,353
Steven Madden, Ltd. (a)	4,533	172,707
Teradyne, Inc. (a)	9,339	125,983
Texas Industries, Inc.	4,469	172,548
Thoratec Corp. (a)	6,358	214,201
Titanium Metals Corp.	9,368	166,657
Triumph Group, Inc.	3,944	212,345
Universal Display Corp. (a)	1,618	48,394
Universal Electronics Inc. (a)	6,112	143,082
Veeco Instruments Inc. (a)	3,292	130,989
WABCO Holdings Inc. (a)	4,225	266,386
		5,471,629
Mining - 1.15%
Cloud Peak Energy, Inc. (a)	2,658	59,273
Oasis Petroleum Inc. (a)	7,184	212,215
		271,488
Professional, Scientific & Technical Services - 5.55%
Allscripts Healthcare Solutions, Inc. (a)	6,370	115,616
ICON PLC - ADR (a)(b)	4,745	105,956
MedAssets, Inc. (a)	5,630	71,332
Monster Worldwide, Inc. (a)	4,701	55,190
NICE Systems Ltd. - ADR (a)(b)	4,553	162,633
PAREXEL Inernational Corp. (a)	4,577	93,966
Quality Systems, Inc.	2,689	245,667
Radiant Systems, Inc. (a)	7,224	203,645
Sapient Corp. (a)	18,507	257,617
		1,311,622

		Fair
	Shares	Value
Real Estate, Rental & Leasing - 0.71%
Acacia Research (a)	3,922	$168,332

Retail Trade - 5.14%
Chico's FAS, Inc.	4,693	70,817
The Fresh Market, Inc. (a)	4,186	148,729
Genesco Inc. (a)	9,655	500,129
Sotheby's	3,526	149,326
Vitamin Shoppe, Inc. (a)	7,906	344,385
		1,213,386

Transportation & Warehousing - 1.66%
Atlas Air Worldwide Holdings, Inc. (a)	3,168	165,972
JetBlue Airways Corp. (a)	21,532	103,138
Landstar System, Inc.	2,729	122,396
		391,506
Wholesale Trade - 0.56%
Herbalife Ltd. (b)	2,356	131,276
TOTAL COMMON STOCKS (Cost $9,517,971)		12,345,768

EXCHANGE-TRADED FUNDS - 47.35%
iShares Russell 2000 Growth Index Fund	49,480	4,511,092
iShares Russell 2000 Value Index Fund	54,380	3,846,297
iShares Russell Midcap Growth Index Fund	28,926	1,718,783
iShares Russell Midcap Value Index Fund	23,982	1,100,054
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,656,590)		11,176,226

TRUSTS - 0.42%
Redwood Trust, Inc.	6,858	98,275
TOTAL TRUSTS (Cost $99,194)		98,275

SHORT-TERM INVESTMENTS - 0.30%
Investment Companies - 0.30%
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (c)	71,322	71,322
TOTAL SHORT-TERM INVESTMENTS (Cost $71,322)		71,322
Total Investments (Cost $17,345,077) - 100.37%		23,691,591
Liabilities in Excess of Other Assets - (0.37%)		(87,996)
TOTAL NET ASSETS - 100.00%		$23,603,595

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Cost of investments	$17,368,174
	Gross unrealized appreciation	6,701,453
	Gross unrealized depreciation	(378,036)
	Net unrealized depreciation	$6,323,417

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	406,828	—	—	406,828
Administrative Support, Waste Management &	384,581	—	—	384,581
Remediation Services
Arts, Entertainment & Recreation	279,240	—	—	279,240
Finance & Insurance	945,500	—	—	945,500
Health Care & Social Assistance	63,300	—	—	63,300
Information	1,307,080	—	—	1,307,080
Manufacturing	5,471,629	—	—	5,471,629
Mining	271,488	—	—	271,488
Professional, Scientific & Technical Services	1,311,622	—	—	1,311,622
Real Estate, Rental & Leasing	168,332	—	—	168,332
Retail Trade	1,213,386	—	—	1,213,386
Transportation & Warehousing	391,506	—	—	391,506
Wholesale Trade	131,276	—	—	131,276
Total Common Stocks	12,345,768	—	—	12,345,768
Exchange-Traded Funds	11,176,226	—	—	11,176,226
Trusts	98,275	—	—	98,275
Short-Term Investments	71,322	—	—	71,322
Total Investments	$23,691,591	—	—	$23,691,591

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

ActivePassive International Equity Fund
Schedule of Investments
July 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 43.05%
Australia - 3.18%
BHP Billiton Ltd. (b)	4,720	$214,779
Brambles Ltd. (b)	11,451	87,180
Cochlear Ltd. (b)	1,118	87,045
CSL Ltd. (b)	2,931	98,822
QBE Insurance Group Ltd. (b)	5,159	92,950
WorleyParsons Ltd. (b)	5,474	165,438
		746,214
Belgium - 0.76%
Anheuser-Busch InBev NV (b)	3,080	177,912

Bermuda - 0.35%
Li & Fung Ltd. (b)	24,000	39,909
VimpelCom Ltd. - ADR (b)	3,379	41,900
		81,809
Brazil - 0.37%
Petroleo Brasileiro SA - ADR (b)	2,872	88,257

Canada - 2.72%
Agrium Inc. (b)	847	74,120
Canadian National Railway Co. (b)	1,163	87,202
Canadian Natural Resources Ltd. (b)	2,298	92,791
Cenovus Energy Inc. (b)	2,901	111,522
EnCana Corp. (b)	261	7,657
Fairfax Financial Holding Ltd. (b)	229	90,119
Suncor Energy, Inc. (b)	4,559	174,735
		638,146
China - 0.74%
Industrial & Commercial Bank of China Ltd. (b)	228,000	173,477

Denmark - 0.79%
Novo Nordisk A/S (b)	1,519	186,035

France - 2.72%
Cap Gemini (b)	2,269	112,074
Cie Generale des Etablissements Michelin (b)	928	78,258
Danone SA (b)	2,017	144,332
Eutelsat Communications (b)	1,782	76,907
Lafarge SA (b)	1,310	70,362
Publicis Groupe (b)	1,157	59,010
Schneider Electric SA (b)	174	25,313
Total SA (b)	1,345	73,015
		639,271

		Fair
	Shares	Value
Germany - 2.78%
Adidas AG (b)	2,235	$166,323
Bayer AG (b)	1,157	92,984
Bayerische Motoren Werke AG (b)	1,279	128,315
Fresenius Medical Care AG & Co. (b)	1,647	126,447
SAP AG (b)	2,214	138,848
		652,917
Hong Kong - 0.55%
Hutchison Whampoa Ltd. (b)	11,000	128,224

India - 0.45%
Infosys Technologies Ltd. - ADR (b)	1,717	106,832

Israel - 0.77%
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,882	181,056

Japan - 4.85%
CANON, Inc. (b)	4,100	199,714
DENSO Corp. (b)	4,100	146,670
FANUC Ltd. (b)	700	132,844
Keyence Corp. (b)	430	121,596
Komatsu Ltd. (b)	2,600	81,291
NIDEC Corp. (b)	1,300	129,350
Toyota Motor Corp. (b)	3,200	131,142
YAMADA DENKI Co., Ltd. (b)	2,450	195,720
		1,138,327
Jersey - 1.39%
Informa PLC (b)	15,005	99,505
Shire PLC (b)	3,797	132,068
WPP PLC (b)	8,263	94,197
		325,770
Mexico - 1.45%
America Movil SAB de C.V. - ADR (b)	5,592	144,274
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	1,602	115,937
Grupo Televisa SA - ADR (b)	3,592	79,706
		339,917
Netherlands - 1.05%
Koninklijke Ahold NV (b)	8,139	108,623
Koninklijke KPN NV (b)	1,544	22,066
Unilever NV (b)	3,536	115,082
		245,771
Russia - 0.58%
Gazprom - ADR (a)(b)	9,178	134,549
Gazprom - (a)(b)	72	1,036
		135,585
Singapore - 1.38%
Keppel Corp., Ltd. (b)	18,700	171,920
United Overseas Bank Ltd. (b)	9,000	152,853
		324,773

		Fair
	Shares	Value
South Korea - 1.25%
Hyundai Mobis (b)	441	$158,949
NHN Corp. (a)(b)	679	135,246
		294,195
Sweden - 1.85%
Kinnevik Investment AB (b)	2,588	59,811
Swedbank AB (b)	6,912	121,510
Telefonaktiebolaget LM Ericsson (b)	10,448	131,692
Volvo AB (b)	7,563	122,496
		435,509
Switzerland - 3.91%
ABB Ltd. (b)	4,377	105,553
Julius Baer Group Ltd. (b)	2,756	117,692
Nestle SA (b)	3,330	212,607
Novartis AG (b)	3,076	189,551
Roche Holding AG (b)	929	167,139
Syngenta AG (b)	389	125,045
		917,587
Taiwan - 0.90%
Hon Hai Precision Industry Co., Ltd. (b)	25,872	73,842
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	11,176	138,135
		211,977
Turkey - 0.31%
Akbank TAS (b)	16,457	71,892

United Kingdom - 7.95%
BG Group PLC (b)	6,910	163,784
British American Tobacco PLC (b)	3,577	165,604
Centrica PLC (b)	28,391	142,882
Compass Group PLC (b)	22,754	214,572
Imperial Tobacco Group PLC (b)	5,869	203,944
International Power PLC (b)	21,051	105,632
Kingfisher PLC (b)	24,858	103,109
Next PLC (b)	3,129	121,982
Reed Elsevier PLC (b)	14,967	136,104
Royal Dutch Shell PLC (b)	4,098	150,643
Smith & Nephew PLC (b)	9,784	102,944
Tesco PLC (b)	22,138	139,339
Vodafone Group PLC (b)	41,426	116,957
		1,867,496
TOTAL COMMON STOCKS (Cost $7,902,425)		10,108,949

OPEN-END FUNDS - 51.98%
Fidelity Spartan International Index Fund	336,280	12,206,974
TOTAL OPEN-END FUNDS (Cost $8,972,815)		12,206,974

PREFERRED STOCKS - 1.09%
Brazil - 0.75%
Banco Bradesco SA - ADR (b)	9,105	175,089

		Fair
	Shares	Value

Germany - 0.34%
Volkswagen AG (b)	404	$80,952
TOTAL PREFERRED STOCKS (Cost $234,257)		256,041

SHORT-TERM INVESTMENTS - 4.23%
Investment Companies - 4.23%
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (c)	992,974	992,974
TOTAL SHORT-TERM INVESTMENTS (Cost $992,974)		992,974
Total Investments (Cost $18,102,471) - 100.35%		23,564,938
Liabilities in Excess of Other Assets - (0.35%)		(82,073)
TOTAL NET ASSETS - 100.00%		$23,482,865

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2011.

ActivePassive International Equity Fund
Portfolio Diversification
July 31, 2011 (Unaudited)
	Fair
Common Stocks	Value	Percentage
Consumer Discretionary	$2,030,379	8.65%
Consumer Staples	1,383,380	5.89
Energy	1,163,427	4.95
Financials	880,303	3.75
Health Care	1,271,106	5.41
Industrials	1,071,373	4.56
Information Technology	1,157,980	4.93
Materials	577,290	2.46
Telecommunication Services	325,197	1.39
Utilities	248,514	1.06
Total Common Stocks	10,108,949	43.05
Total Open-End Funds	12,206,974	51.98
Total Preferred Stocks	256,041	1.09
Total Short-Term Investments	992,974	4.23
Total Investments	23,564,938	100.35
Liabilities in Excess of Other Assets	(82,073)	(0.35)
Total Net Assets	$23,482,865	100.00%

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Cost of investments	$18,294,917
	Gross unrealized appreciation	5,666,155
	Gross unrealized depreciation	(396,134)
	Net unrealized depreciation	$5,270,021

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$746,214	$—	$—	$746,214
Belgium	177,912	—	—	177,912
Bermuda	81,809	—	—	81,809
Brazil	88,257	—	—	88,257
Canada	638,146	—	—	638,146
China	173,477	—	—	173,477
Denmark	186,035	—	—	186,035
France	639,271	—	—	639,271
Germany	652,917	—	—	652,917
Hong Kong	128,224	—	—	128,224
India	106,832	—	—	106,832
Israel	181,056	—	—	181,056
Japan	1,138,327	—	—	1,138,327
Jersey	325,770	—	—	325,770
Mexico	339,917	—	—	339,917
Netherlands	245,771	—	—	245,771
Russia	135,585	—	—	135,585
Singapore	324,773	—	—	324,773
South Korea	294,195	—	—	294,195
Sweden	435,509	—	—	435,509
Switzerland	917,587	—	—	917,587
Taiwan	211,977	—	—	211,977
Turkey	71,892	—	—	71,892
United Kingdom	1,867,496	—	—	1,867,496
Total Common Stocks	10,108,949	—	—	10,108,949
Open-End Funds	12,206,974	—	—	12,206,974
Preferred Stocks
Brazil	175,089	—	—	175,089
Germany	80,952	—	—	80,952
Total Preferred Stocks	256,041	—	—	256,041
Short-Term Investments	992,974	—	—	992,974
Total Investments	$23,564,938	—	—	$23,564,938

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

ActivePassive Global Bond Fund
Schedule of Investments
July 31, 2011 (Unaudited)		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 54.15%
SPDR Barclays Capital International Treasury Bond ETF	68,931	$4,319,217
Vanguard Total Bond Market ETF	51,852	4,266,383
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,067,945)		8,585,600

OPEN-END FUNDS - 45.51%
Loomis Sayles Global Bond Fund	305,445	5,345,282
Oppenheimer International Bond Fund	275,274	1,871,864
TOTAL OPEN-END FUNDS (Cost $6,545,295)		7,217,146

SHORT-TERM INVESTMENTS - 0.78%
Investment Companies - 0.78%
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (a)	123,773	123,773
TOTAL SHORT-TERM INVESTMENTS (Cost $123,773)		123,773
Total Investments (Cost $14,737,013) - 100.44%		15,926,519
Liabilities in Excess of Other Assets - (0.44%)		(69,598)
TOTAL NET ASSETS - 100.00%		$15,856,921

Footnotes

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$14,774,428
Gross unrealized appreciation	1,191,127
Gross unrealized depreciation	(39,036)
Net unrealized depreciation	$1,152,091

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$8,585,600	$—	$—	$8,585,600
Open-End Funds	7,217,146	—	—	7,217,146
Short-Term Investments	123,773	—	—	123,773
Total Investments	$15,926,519	$—	$—	$15,926,519

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
July 31, 2011 (Unaudited)

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 2.99%
Bank of America Auto Trust, 0.91%, 10/15/2012 (b)	$10,677	$10,680
Bank of America Credit Card Trust, 0.247%, 04/15/2016 (b)	100,000	99,909
Capital Auto Receivables Asset Trust., 4.68%, 10/15/2012	14,881	14,976
Capital One Multi-Asset Execution Trust, 0.397%, 12/15/2016 (b)	105,000	105,066
Chase Issuance Trust, 0.257%, 07/15/2014 (b)	85,000	84,982
Chrysler Financial Auto Securitization, 2.82%, 01/15/2016	69,118	69,909
Honda Auto Receivables Owners Trust,
0.65%, 06/15/2013	75,000	75,049
0.94%, 03/18/2015	60,000	60,217
0.94%, 12/21/2016	70,000	70,065
Hyundai Auto Receivables Trust, 2.03%, 08/15/2013	29,075	29,270
MBNA Master Credit Card Trust, 0.347%, 08/15/2014 (b)	40,000	40,006
Mercedes-Benz Auto Receivables Trust, 0.85%, 03/16/2015	55,000	55,066
Nissan Auto Lease Trust, 2.07%, 01/15/2015	16,932	16,956
Nissan Auto Receivables Owner Trust, 0.87%, 07/15/2014 (b)	65,000	65,051
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	37,207	37,387
World Omni Auto Receivables Trust, 2.21%, 05/15/2015	60,000	61,266
TOTAL ASSET BACKED SECURITIES (Cost $891,862)		895,855

COLLATERALIZED MORTGAGE OBLIGATION - PRIVATE MORTGAGE BACKED SECURITIES - 2.65%
Bear Stearns Commercial Mortgage Securities,	59,710	60,185
4.95%, 02/11/2041
5.537%, 10/12/2041	50,000	55,292
Citigroup Commercial Mortgage Trust, 5.46%, 10/15/2049	35,000	35,403
CS First Boston Mortgage Securities Co., 3.94%, 05/15/2038	40,000	41,343
GMAC Commercial Mortgage Securities Inc., 5.238%, 11/10/2045 (b)	75,000	81,366
GS Mortgage Securities Corp., 5.56%, 11/10/2039	70,000	76,379
JP Morgan Chase Commerical Mortgage,
5.429%, 12/12/2043	60,000	65,302
5.74%, 02/15/2051	81,167	81,200
LB-UBS Commercial Mortgage Trust,
4.794%, 07/15/2040	50,000	52,017
5.35%, 11/15/2038	45,000	48,532
Morgan Stanley Capital,
5.409%, 06/15/2038 (b)	40,000	43,213
5.514%, 11/12/2049 (b)	45,000	49,413
5.752%, 08/12/2041 (b)	55,710	56,220
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	45,000	49,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATION -		794,929
PRIVATE MORTGAGE BACKED SECURITIES (Cost $790,933)

CORPORATE BONDS - 11.15%
Accommodation & Food Services - 0.16%
Starbucks Corp., 6.25%, 08/15/2017	40,000	47,336

	Principal	Fair
	Amount	Value
Finance & Insurance - 5.39%
AMB Property LP,
6.63%, 12/01/2019	$10,000	$11,256
7.50%, 06/30/2018	35,000	40,548
American International Group, Inc., 5.85%, 01/16/2018	20,000	21,252
Bank of America Corp.,
5.75%, 08/15/2016	30,000	31,751
7.38%, 05/15/2014	55,000	61,525
7.63%, 06/01/2019	70,000	82,631
BB&T Corp., 3.95%, 04/29/2016	70,000	74,853
Bear Stearns Cos. LLC, 6.40%, 10/02/2017	85,000	98,285
Bunge Limited Finance Corp., 4.10%, 03/15/2016	50,000	53,145
Caterpillar Financial Services Corp., 4.85%, 12/07/2012	20,000	21,164
First Horizon National, 5.375%, 12/15/2015	45,000	48,590
General Electric Capital Corp.,
4.38%, 09/16/2020	85,000	86,514
5.40%, 02/15/2017	50,000	56,149
5.63%, 09/15/2017	15,000	16,897
Goldman Sachs Group, Inc.,
5.38%, 03/15/2020	70,000	72,719
5.75%, 10/01/2016	45,000	50,093
HCP, Inc. 5.375%, 02/01/2021	50,000	53,638
HSBC Finance Corp., 5.00%, 06/30/2015	70,000	75,843
Jefferies Group Inc., 5.125%, 04/13/2018	50,000	51,009
John Deere Capital Corp., 1.88%, 06/17/2013	50,000	51,227
MetLife, Inc.,
6.82%, 08/15/2018	40,000	47,910
7.72%, 02/15/2019	25,000	31,088
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	20,773
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	40,016
Prudential Financial Inc., 5.15%, 01/15/2013	55,000	57,967
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	60,595
UnitedHealth Group, Inc.,
4.70%, 02/15/2021	50,000	53,869
4.88%, 04/01/2013	45,000	47,685
Vornado Realty LP, 4.25%, 04/01/2015	45,000	47,317
Wachovia Corp., 5.75%, 06/15/2017	45,000	51,257
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	96,697
		1,614,263

Information - 0.94%
AT&T, Inc., 5.50%, 02/01/2018	65,000	74,656
Directv Holdings, 5.00%, 03/01/2021	50,000	53,460
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	97,587
Vodafone Group Plc, 5.00%, 12/16/2013 (a)	50,000	54,414
		280,117

	Principal	Fair
	Amount	Value
Manufacturing - 2.11%
Alcoa Inc., 5.40%, 04/15/2021	$50,000	$52,073
ArcelorMittal,
9.00%, 02/15/2015 (a)	35,000	42,392
9.85%, 06/01/2019 (a)	40,000	52,138
Boeing Co., 1.875%, 11/20/2012	50,000	50,833
Coca Cola Enterprises, Inc.
5.00%, 08/15/2013	25,000	27,123
7.38%, 03/03/2014	25,000	29,113
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	44,123
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	82,119
The Dow Chemical Co., 7.60%, 05/15/2014	40,000	46,656
General Mills Inc., 6.00%, 02/15/2012	55,000	56,624
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	48,800
Kraft Foods Inc., 5.625%, 11/01/2011	10,000	10,122
Valero Energy Corp., 9.375%, 03/15/2019	35,000	45,955
Wyeth, 5.50%, 02/01/2014	40,000	44,713
		632,784
Mining - 0.65%
Barrick Gold Finance Co.,
4.88%, 11/15/2014 (a)	30,000	33,084
6.13%, 09/15/2013 (a)	15,000	16,643
Enterprise Products Operations LLC, 6.50%, 01/31/2019	40,000	47,247
Shell International, 4.00%, 03/21/2014 (a)	50,000	54,058
WMC Finance USA, 5.13%, 05/15/2013 (a)	40,000	43,132
		194,164
Professional, Scientific & Technical Services - 0.20%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	60,382

Retail Trade - 0.54%
CVS Caremark Corp., 6.125%, 08/15/2016	45,000	53,129
Kroger Co., 7.50%, 01/15/2014	45,000	51,559
Safeway, Inc., 6.35%, 08/15/2017	50,000	58,390
		163,078
Transportation & Warehousing - 0.35%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	56,119
Vale Overseas Ltd, 5.625%, 09/15/2019 (a)	45,000	49,715
		105,834
Utilities - 0.81%
Alabama Power Co., 4.85%, 12/15/2012	40,000	42,237
Columbus Southern Power Co., 5.50%, 03/01/2013	50,000	53,408
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	47,932
Peco Energy Co., 4.75%, 10/01/2012	45,000	47,142
Sempra Energy, 6.50%, 06/01/2016	45,000	53,445
		244,164
TOTAL CORPORATE BONDS (Cost $3,180,912)		3,342,122

MORTGAGE BACKED SECURITIES - 1.50%
FHLMC, Pool 1G0731, 2.618%, 02/01/2036 (b)	130,840	138,608
FNMA, Pool 888763, 5.152%, 10/01/2037 (b)	90,017	96,066
FNMA, Pool 913253, 5.838%, 03/01/2037 (b)	53,886	57,329
FNMA, Pool 256638, 6.00%, 03/01/2037 (b)	60,286	66,497
FNMA, Pool 256749, 6.00%, 06/01/2037	35,154	38,777
FNMA, Pool 899717, 6.00%, 09/01/2037	46,978	51,819
TOTAL MORTGAGE BACKED SECURITIES (Cost $435,134)		449,096

	Principal	Fair
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 4.91%
FAMCA, 6.71%, 07/28/2014	$20,000	$23,471
FHLMC, 1.125%, 07/27/2012	200,000	201,480
FHLMC, 3.75%, 03/27/2019	180,000	195,275
FNMA, 1.13%, 06/27/2014	585,000	591,619
FNMA, 2.375%, 07/28/2015	195,000	204,185
FNMA, 4.00%, 08/15/2040	200,000	203,188
FNMA, 5.00%, 08/15/2040	35,000	37,357
GNMA, Pool 781468, 6.50%, 07/15/2032	6,183	7,092
GNMA, Pool 781159, 7.50%, 04/15/2030	4,561	5,369
GNMA, Pool 543435, 7.50%, 11/15/2030	398	469
GNMA, Pool 781187, 8.00%, 06/15/2030	1,461	1,741
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,448,321)		1,471,246

U.S. TREASURY OBLIGATIONS - 9.23%
U.S. Treasury Inflation Index - 0.30%
1.25%, 07/15/2020	82,890	90,875

U.S. Treasury Note - 8.93%
0.63%, 01/31/2013	100,000	100,469
0.75%, 06/15/2014	810,000	815,253
2.25%, 03/31/2016	5,000	5,236
2.50%, 06/30/2017	550,000	574,148
2.75%, 02/28/2013	255,000	264,812
3.50%, 05/15/2020	855,000	918,190
		2,678,108
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,694,560)		2,768,983

	Shares
EXCHANGE-TRADED FUNDS - 65.92%
Vanguard Total Bond Market ETF	240,152	$19,759,707
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,071,601)		19,759,707

SHORT-TERM INVESTMENTS - 3.08%
Investment Companies - 3.08%
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (c)	922,190	922,190
TOTAL SHORT-TERM INVESTMENTS (Cost $922,190)		922,190
Total Investments (Cost $29,435,513) - 101.43%		30,404,128
Liabilities in Excess of Other Assets - (1.43%)		(427,801)
TOTAL NET ASSETS - 100.00%		$29,976,327

Footnotes

Percentages are stated as a percent of net assets.
FAMCA Federal Agricultural Mortgage Corp.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Assoc.
GNMA Government National Mortgage Assoc.
(a) Foreign Issued Security
(b) Variable rate securities, the coupon rate shown is the effective interest rate as of July 31, 2011.
(c) Rate shown is the 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Cost of investments	$29,444,246
	Gross unrealized appreciation	971,767
	Gross unrealized depreciation	(11,885)
	Net unrealized depreciation	$959,882

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$895,855	$—	$895,855
Collateralized Mortgage Obligation - Private
Mortgage Backed Securities	—	794,929	—	794,929
Corporate Bond Securities	—	3,342,122	—	3,342,122
Exchange-Traded Funds	19,759,707	—	—	19,759,707
Mortgage Backed Securities	—	449,096	—	449,096
U.S. Government Agency Issues	—	1,471,246	—	1,471,246
U.S. Treasury Obligations	—	2,768,983	—	2,768,983
Short-Term Investments	922,190	—	—	922,190
Total Investments	20,681,897	9,722,231	—	30,404,128

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
July 31, 2011 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 57.66%
Arizona - 1.05%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$135,000	$161,502

California - 9.97%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	200,000	209,820
San Francisco Bay Area Toll Authority, 5.00%, 04/01/2021	250,000	275,938
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	117,526
5.00%, 05/01/2021	150,000	174,044
State of California Economic Recovery, 5.00%, 07/01/2020	150,000	172,693
State of California Various Purpose,
5.00%, 03/01/2026	300,000	310,143
5.25%, 04/01/2022	100,000	111,453
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	163,587
		1,535,204
Colorado - 0.69%
Colorado Regional Transportation Disctrict, 5.00%, 12/01/2021	100,000	106,856

Florida - 5.98%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	158,730
Orlando Utilities Commission, 5.00%, 10/01/2019	250,000	292,255
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	134,006
5.00%, 06/01/2023	300,000	334,599
		919,590
Georgia - 0.95%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	146,262

Illinois - 2.34%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	217,028
University of Illinois, 5.50%, 04/01/2019	125,000	143,385
		360,413
Massachusetts - 3.90%
Massachusetts Bay Transportation Authority, 5.00%, 07/01/2024	400,000	464,148
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	135,576
		599,724
Michigan - 3.98%
Michigan State Hospital Finance Authority, 5.00%, 11/15/2021	200,000	222,770
Michigan State Trunk Line Fund,
5.00%, 11/01/2018	200,000	224,216
5.00%, 09/01/2019	150,000	165,429
		612,415

	Principal	Fair
	Amount	Value
New Jersey - 3.68%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	$150,000	$168,411
New Jersey Environmental Infrastructure, 5.00%, 09/01/2023	350,000	398,262
		566,673
New York - 5.63%
City of New York General Obligation, 5.00%, 08/01/2022	400,000	448,036
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	140,274
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	114,851
5.00%, 03/15/2021	150,000	164,058
		867,219
North Carolina - 1.30%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	55,439
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	143,927
		199,366
Ohio - 2.68%
State of Ohio General Obligation, 5.00%, 08/01/2017	350,000	412,282

Oklahoma - 1.50%
Oklahoma Water Resources Board, 5.00%, 04/01/2022	200,000	230,142

Oregon - 2.68%
State of Oregon Department of Administrative Services, 5.00%, 04/01/2019	350,000	412,520

Texas - 8.07%
City of Houston Public Improvement, 5.00%, 03/01/2018	200,000	234,920
City of San Antonio Electric & Gas, 5.00%, 02/01/2021	150,000	166,698
North Texas Tollway Authority, 5.00%, 09/01/2021	300,000	339,291
Texas Public Finance Authority, 5.00%, 07/01/2019	200,000	220,164
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	115,065
University of Texas System Board of Regents 5.00%, 08/15/2022	150,000	166,076
		1,242,214
Utah - 1.03%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	158,977

Washington - 0.70%
Energy Northwest, 5.50%, 07/01/2017	100,000	108,357

Wisconsin - 1.53%
State of Wisconsin Transportation, 5.00%, 07/01/2019	200,000	234,900
TOTAL MUNICIPAL BONDS (Cost $8,472,756)		8,874,616

	Shares	Value
EXCHANGE-TRADED FUNDS - 40.36%
iShares S&P National AMT-Free Bond Fund	29,910	3,103,761
SPDR Nuveen Barclays Capital Municipal Bond ETF	136,165	3,108,647
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,998,881)		6,212,408

	Shares	Value
SHORT-TERM INVESTMENTS - 0.95%
Investment Companies - 0.95%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.01% (a)	146,078	$146,078
TOTAL SHORT-TERM INVESTMENTS (Cost $146,078)		146,078
Total Investments (Cost $14,617,715) - 98.97%		15,233,102
Other Assets in Excess of Liabiliies - 1.03%		158,923
TOTAL NET ASSETS - 100.00%		$15,392,025

Footnotes

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$14,621,867
Gross unrealized appreciation	615,387
Gross unrealized depreciation	(4,152)
Net unrealized depreciation	$611,235

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$8,874,616	$—	$8,874,616
Exchange-Traded Funds	6,212,408	—	—	6,212,408
Short-Term Investments	146,078	—	—	146,078
Total Investments	$6,358,486	$8,874,616	$—	$15,233,102

Transfers between are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.
During the nine months ended July 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the nine months ended July 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/23/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/23/2011

* Print the name and title of each signing officer under his or her signature.